Convertible Notes Payable (Details) - USD ($)					6 Months Ended
	Dec. 28, 2023	Dec. 20, 2023	Jul. 11, 2023	Dec. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Convertible Notes Payable [Line Items]
Principal amount					$ 1,072,284
Gross proceeds	$ 600,000	$ 500,000		$ 1,500,000
Net of debt issuance costs					27,716		$ 27,716
Interest expense debt					42,289
Amortization of debt issuance costs					$ 72,284
Convertible Debt [Member]
Convertible Notes Payable [Line Items]
Principal amount			$ 1,100,000
Price per share (in Dollars per share)			$ 0.04
Conversion price per share (in Dollars per share)			$ 2
Simple interest rate			8.00%
Gross proceeds			$ 1,000,000
Percentage of outstanding balance prepayment			120.00%
Convertible Debt [Member] | Streeterville Capital, LLC [Member]
Convertible Notes Payable [Line Items]
Original issue discount			$ 80,000
Investor’s fees, costs and other transaction expenses			$ 20,000